Consolidated Schedule of Investments (unaudited)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.7%
Ambev SA	176,871	$609,174
Atacadao SA	18,292	78,619
B2W Cia. Digital(a)	9,223	105,738
B3 SA - Brasil, Bolsa, Balcao	229,611	772,757
Banco Bradesco SA	60,012	263,228
Banco BTG Pactual SA	11,524	274,850
Banco do Brasil SA	31,965	205,405
Banco Inter SA	8,228	107,876
Banco Santander Brasil SA	15,572	123,161
BB Seguridade Participacoes SA	20,400	91,594
BRF SA(a)	23,528	116,292
CCR SA	41,820	110,574
Centrais Eletricas Brasileiras SA	17,079	143,666
Cia. de Saneamento Basico do Estado de Sao Paulo	11,628	87,304
Cia. Siderurgica Nacional SA	27,200	234,439
Cosan SA	41,480	186,002
CPFL Energia SA	13,600	74,919
Energisa SA	8,568	76,396
Engie Brasil Energia SA	11,309	86,341
Equatorial Energia SA	34,000	161,333
Hapvida Participacoes e Investimentos SA(b)	42,092	129,223
Hypera SA	15,980	111,609
JBS SA	38,132	221,328
Klabin SA(a)	24,208	122,348
Localiza Rent a Car SA	23,954	287,952
Lojas Renner SA	34,888	313,287
Magazine Luiza SA	116,212	449,534
Natura & Co. Holding SA(a)	35,893	355,025
Notre Dame Intermedica Participacoes SA	21,420	363,281
Petrobras Distribuidora SA	28,968	143,403
Petroleo Brasileiro SA	143,208	732,293
Raia Drogasil SA	42,712	230,947
Rede D’Or Sao Luiz SA(b)	9,192	123,849
Rumo SA(a)	48,688	193,100
Sul America SA	1	4
Suzano SA(a)	30,139	351,199
Telefonica Brasil SA	16,116	136,679
TIM SA	40,949	95,621
TOTVS SA	23,052	152,465
Ultrapar Participacoes SA	27,200	100,727
Vale SA	153,437	3,379,224
Via Varejo SA(a)	47,600	118,550
WEG SA	66,038	432,718
		12,454,034
China — 67.3%
21Vianet Group Inc., ADR(a)	4,012	89,548
360 DigiTech Inc., ADR(a)	3,318	93,136
360 Security Technology Inc., Class A(a)	27,231	52,459
3SBio Inc.(a)(b)	68,500	82,926
51job Inc., ADR(a)	1,224	87,736
AAC Technologies Holdings Inc.	29,500	179,549
AECC Aviation Power Co. Ltd., Class A	6,800	57,812
Agora Inc., ADR(a)	1,868	83,481
Agricultural Bank of China Ltd., Class A	163,200	83,689
Agricultural Bank of China Ltd., Class H	952,000	386,283
Aier Eye Hospital Group Co. Ltd., Class A	11,060	146,091
Air China Ltd., Class H(a)	136,000	109,232
Akeso Inc.(a)(b)	11,000	91,659
Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd.(a)	292,088	$7,947,642
Alibaba Group Holding Ltd., ADR(a)	36,654	7,842,490
Alibaba Health Information Technology Ltd.(a)	170,000	422,263
Alibaba Pictures Group Ltd.(a)	680,000	91,102
A-Living Smart City Services Co. Ltd.(b)	17,000	82,052
Aluminum Corp. of China Ltd., Class A(a)	40,800	33,607
Aluminum Corp. of China Ltd., Class H(a)	136,000	80,082
Anhui Conch Cement Co. Ltd., Class A	5,300	40,910
Anhui Conch Cement Co. Ltd., Class H	56,000	350,304
Anhui Gujing Distillery Co. Ltd., Class B	6,800	93,292
ANTA Sports Products Ltd.	43,040	879,364
Autohome Inc., ADR	2,652	204,390
Avic Capital Co. Ltd., Class A	27,299	17,087
AVIC Electromechanical Systems Co. Ltd., Class A	13,600	22,811
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	6,800	29,846
AviChina Industry & Technology Co. Ltd., Class H	97,000	67,343
Baidu Inc., ADR(a)	10,404	2,041,993
Bank of Beijing Co. Ltd., Class A	76,090	58,751
Bank of Chengdu Co. Ltd., Class A	27,200	57,685
Bank of China Ltd., Class A	81,600	42,736
Bank of China Ltd., Class H	2,924,000	1,096,654
Bank of Communications Co. Ltd., Class A	95,200	73,369
Bank of Communications Co. Ltd., Class H	275,200	185,491
Bank of Hangzhou Co. Ltd., Class A	27,299	70,919
Bank of Jiangsu Co. Ltd., Class A	69,160	83,088
Bank of Nanjing Co. Ltd., Class A	47,600	78,545
Bank of Ningbo Co. Ltd., Class A	20,400	135,708
Bank of Shanghai Co. Ltd., Class A	54,490	72,926
Baoshan Iron & Steel Co. Ltd., Class A	47,600	59,164
Baozun Inc., ADR(a)	2,462	85,407
BBMG Corp., Class A	27,200	11,812
BeiGene Ltd., ADR(a)	1,768	633,846
Beijing Capital International Airport Co. Ltd., Class H	136,000	91,839
Beijing Dabeinong Technology Group Co. Ltd., Class A	20,400	26,276
Beijing Enlight Media Co. Ltd., Class A	13,600	27,069
Beijing Enterprises Water Group Ltd.	136,000	55,367
Beijing New Building Materials PLC, Class A	6,800	49,269
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	2,950	29,102
Beijing Originwater Technology Co. Ltd., Class A	15,800	17,856
Beijing Sinnet Technology Co. Ltd., Class A	13,600	32,894
Beijing Yanjing Brewery Co. Ltd., Class A	27,200	32,590
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	94,000	85,513
Bilibili Inc., ADR(a)(c)	6,392	685,095
BOC Aviation Ltd.(b)	6,800	60,514
BOE Technology Group Co. Ltd., Class A	108,800	108,227
Bosideng International Holdings Ltd.	136,000	75,299
Brilliance China Automotive Holdings Ltd.(d)	128,000	120,398
BYD Co. Ltd., Class A	6,800	191,205
BYD Co. Ltd., Class H	31,500	733,351
BYD Electronic International Co. Ltd.(c)	29,500	194,018
Caitong Securities Co. Ltd., Class A	13,600	24,111
CanSino Biologics Inc., Class H(a)(b)	2,600	115,047
CGN Power Co. Ltd., Class H(b)	340,000	74,909
Changchun High & New Technology Industry Group Inc., Class A	810	52,335
Changjiang Securities Co. Ltd., Class A	34,000	41,577
Chaozhou Three-Circle Group Co. Ltd., Class A	6,800	39,806

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Aoyuan Group Ltd.	68,000	$79,748
China Bohai Bank Co. Ltd., Class H(b)	138,500	59,070
China Cinda Asset Management Co. Ltd., Class H	272,000	58,166
China CITIC Bank Corp. Ltd., Class H	272,000	148,675
China Communications Services Corp. Ltd., Class H	800	337
China Conch Venture Holdings Ltd.	68,000	313,116
China Construction Bank Corp., Class A	20,400	22,230
China Construction Bank Corp., Class H	3,663,370	3,008,916
China East Education Holdings Ltd.(b)	34,000	74,160
China Eastern Airlines Corp. Ltd., Class A	34,000	28,987
China Education Group Holdings Ltd.	31,000	80,107
China Everbright Bank Co. Ltd., Class A	108,800	65,550
China Everbright Environment Group Ltd.	136,000	81,810
China Evergrande Group	68,000	101,938
China Feihe Ltd.(b)	138,000	386,647
China Fortune Land Development Co. Ltd., Class A	9,150	7,809
China Galaxy Securities Co. Ltd., Class H	68,000	42,664
China Gas Holdings Ltd.	110,000	410,565
China Gezhouba Group Co. Ltd., Class A	15,000	16,680
China Greatwall Technology Group Co. Ltd., Class A	13,600	32,726
China Hongqiao Group Ltd.	102,000	164,264
China Huarong Asset Management Co. Ltd., Class H(b)(d)	448,000	58,880
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	0	(e)
China International Capital Corp. Ltd., Class H(b)	54,400	160,601
China Jinmao Holdings Group Ltd.	194,000	74,982
China Jushi Co. Ltd., Class A	17,373	44,591
China Lesso Group Holdings Ltd.	68,000	179,043
China Life Insurance Co. Ltd., Class A	5,493	31,482
China Life Insurance Co. Ltd., Class H	305,000	643,845
China Literature Ltd.(a)(b)(c)	13,600	142,731
China Longyuan Power Group Corp. Ltd., Class H	136,000	192,301
China Medical System Holdings Ltd.	68,000	174,474
China Meidong Auto Holdings Ltd.	30,000	158,210
China Mengniu Dairy Co. Ltd.	117,000	709,867
China Merchants Bank Co. Ltd., Class A	47,600	435,915
China Merchants Bank Co. Ltd., Class H	151,456	1,402,252
China Merchants Energy Shipping Co. Ltd., Class A	27,200	22,738
China Merchants Port Holdings Co. Ltd.	86,000	139,838
China Merchants Property Operation & Service Co. Ltd., Class A	6,800	22,632
China Merchants Securities Co. Ltd., Class A	19,450	63,046
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,781	26,959
China Minsheng Banking Corp. Ltd., Class A	95,200	70,676
China Minsheng Banking Corp. Ltd., Class H	136,000	72,886
China Molybdenum Co. Ltd., Class A	13,600	12,451
China Molybdenum Co. Ltd., Class H	177,000	122,014
China National Building Material Co. Ltd., Class H	172,000	229,991
China National Nuclear Power Co. Ltd., Class A	61,200	50,128
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	13,600	47,025
China Oilfield Services Ltd., Class H	68,000	63,938
China Overseas Land & Investment Ltd.	136,300	326,188
China Pacific Insurance Group Co. Ltd., Class A	20,400	110,519
China Pacific Insurance Group Co. Ltd., Class H	95,200	358,181
China Petroleum & Chemical Corp., Class A	34,000	23,639
China Petroleum & Chemical Corp., Class H	952,600	505,920
China Power International Development Ltd.	221,000	55,539
China Railway Group Ltd., Class A	20,400	17,299
Security	Shares	Value

China (continued)
China Railway Group Ltd., Class H	136,000	$71,792
China Renewable Energy Investment Ltd.(a)(d)	7,709	0	(e)
China Resources Beer Holdings Co. Ltd.	60,000	538,870
China Resources Cement Holdings Ltd.	116,000	123,165
China Resources Gas Group Ltd.	45,000	281,058
China Resources Land Ltd.	136,444	639,409
China Resources Mixc Lifestyle Services Ltd.(a)(b)	13,200	79,346
China Resources Pharmaceutical Group Ltd.(b)	68,000	48,779
China Resources Power Holdings Co. Ltd.	74,200	95,602
China Shenhua Energy Co. Ltd., Class A	20,400	64,141
China Shenhua Energy Co. Ltd., Class H	136,000	308,011
China Shipbuilding Industry Co. Ltd., Class A(a)	68,000	44,480
China Southern Airlines Co. Ltd., Class A(a)	74,800	74,965
China State Construction Engineering Corp. Ltd., Class A	122,400	94,142
China State Construction International Holdings Ltd.	18,000	12,776
China Taiping Insurance Holdings Co. Ltd.	54,440	100,400
China Tourism Group Duty Free Corp. Ltd., Class A	5,500	289,950
China Tower Corp. Ltd., Class H(b)	1,224,000	167,229
China Traditional Chinese Medicine Holdings Co. Ltd.	136,000	87,777
China Vanke Co. Ltd., Class A	29,138	122,353
China Vanke Co. Ltd., Class H	54,401	188,261
China Yangtze Power Co. Ltd., Class A	47,656	148,818
China Youzan Ltd.(a)	544,000	118,357
Chongqing Changan Automobile Co. Ltd., Class A(a)	13,600	50,807
Chongqing Rural Commercial Bank Co. Ltd., Class H	136,000	61,461
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	132,171
CIFI Holdings Group Co. Ltd.	136,000	118,864
CITIC Ltd.	224,000	259,000
CITIC Securities Co. Ltd., Class A	34,000	139,688
CITIC Securities Co. Ltd., Class H	68,000	188,025
Contemporary Amperex Technology Co. Ltd., Class A	5,400	368,709
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	20,400	68,761
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	102,000	214,655
COSCO SHIPPING Ports Ltd.	136,000	110,407
Country Garden Holdings Co. Ltd.(c)	278,046	352,327
Country Garden Services Holdings Co. Ltd.	57,000	591,610
CSC Financial Co. Ltd., Class A	13,600	72,810
CSPC Pharmaceutical Group Ltd.	348,160	546,917
Dali Foods Group Co. Ltd.(b)	102,000	63,874
Daqin Railway Co. Ltd., Class A	40,800	43,949
Daqo New Energy Corp., ADR(a)	2,312	171,967
DHC Software Co. Ltd., Class A	13,600	16,062
Dongfang Electric Corp. Ltd., Class A	13,600	23,967
Dongfeng Motor Group Co. Ltd., Class H	136,000	127,311
Dongxing Securities Co. Ltd., Class A	27,299	48,986
DouYu International Holdings Ltd., ADR(a)	5,032	39,753
East Money Information Co. Ltd., Class A	25,912	129,857
ENN Energy Holdings Ltd.	27,900	513,259
Eve Energy Co. Ltd., Class A	7,700	134,710
Ever Sunshine Lifestyle Services Group Ltd.	28,000	78,228
Everbright Securities Co. Ltd., Class A	13,697	36,183
Fangda Carbon New Material Co. Ltd., Class A(a)	16,440	22,318
Far East Horizon Ltd.	68,000	74,347
Fiberhome Telecommunication Technologies Co. Ltd., Class A	6,800	19,354
Financial Street Holdings Co. Ltd., Class A	13,600	16,481

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
First Capital Securities Co. Ltd., Class A	13,600	$15,284
Focus Media Information Technology Co. Ltd., Class A	47,639	76,811
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,674	230,658
Fosun International Ltd.	68,000	110,277
Founder Securities Co. Ltd., Class A(a)	40,899	65,322
Foxconn Industrial Internet Co. Ltd., Class A	27,200	53,154
Fujian Sunner Development Co. Ltd., Class A	6,800	26,578
Fuyao Glass Industry Group Co. Ltd., Class A	6,800	56,036
Fuyao Glass Industry Group Co. Ltd., Class H(b)	23,600	156,694
Ganfeng Lithium Co. Ltd., Class H(b)	6,400	96,328
GDS Holdings Ltd., ADR(a)	3,536	265,978
Geely Automobile Holdings Ltd.	249,000	633,084
GEM Co. Ltd., Class A	20,499	36,379
Gemdale Corp., Class A	13,600	22,969
Genscript Biotech Corp.(a)	42,000	164,788
GF Securities Co. Ltd., Class A	42,400	106,741
GF Securities Co. Ltd., Class H	27,200	38,893
GoerTek Inc., Class A	13,600	83,349
GOME Retail Holdings Ltd.(a)(c)	482,400	77,015
Great Wall Motor Co. Ltd., Class H	136,000	379,945
Greenland Holdings Corp. Ltd., Class A	34,099	31,222
Greentown China Holdings Ltd.	34,000	38,807
Greentown Service Group Co. Ltd.	56,000	89,025
GSX Techedu Inc., ADR(a)	4,728	87,657
Guangdong Haid Group Co. Ltd., Class A	6,800	84,645
Guangdong Investment Ltd.	136,000	199,867
Guanghui Energy Co. Ltd., Class A(a)	68,000	34,567
Guangzhou Automobile Group Co. Ltd., Class H	136,235	115,894
Guangzhou Baiyun International Airport Co. Ltd., Class A	6,800	12,403
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	13,600	69,021
Guangzhou R&F Properties Co. Ltd., Class H	54,400	73,720
Guosen Securities Co. Ltd., Class A	27,200	47,938
Guotai Junan Securities Co. Ltd., Class A	34,000	95,736
Guoyuan Securities Co. Ltd., Class A	19,120	24,294
Haidilao International Holding Ltd.(b)	30,000	172,884
Haier Smart Home Co. Ltd., Class A	20,479	97,078
Haier Smart Home Co. Ltd., Class H(a)	68,000	286,263
Haitian International Holdings Ltd.	28,000	97,870
Haitong Securities Co. Ltd., Class A	20,400	37,558
Haitong Securities Co. Ltd., Class H	81,600	77,890
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	2,758
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	6,800	141,150
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	50,000	217,981
Henan Shuanghui Investment & Development Co. Ltd., Class A	6,800	37,696
Hengan International Group Co. Ltd.	34,000	227,922
Hengli Petrochemical Co. Ltd., Class A	13,600	58,315
HengTen Networks Group Ltd.(a)	108,000	105,869
Hengtong Optic-Electric Co. Ltd., Class A	6,800	12,672
Hengyi Petrochemical Co. Ltd., Class A	15,730	30,918
Hesteel Co. Ltd., Class A(a)	34,000	13,275
Hopson Development Holdings Ltd.	25,400	124,968
Hua Hong Semiconductor Ltd.(a)(b)	25,000	134,028
Huaan Securities Co. Ltd., Class A	27,200	26,750
Huadian Power International Corp. Ltd., Class A	54,400	29,516
Huadong Medicine Co. Ltd., Class A	6,800	56,605
Hualan Biological Engineering Inc., Class A	2,250	14,301
Security	Shares	Value

China (continued)
Huaneng Power International Inc., Class A	40,800	$27,003
Huatai Securities Co. Ltd., Class A	27,200	73,495
Huatai Securities Co. Ltd., Class H(b)	13,600	21,075
Huaxia Bank Co. Ltd., Class A	54,400	55,006
Huaxin Cement Co. Ltd., Class A	6,800	23,324
Huayu Automotive Systems Co. Ltd., Class A	7,499	28,898
Huazhu Group Ltd., ADR(a)	7,004	400,419
Hubei Biocause Pharmaceutical Co. Ltd., Class A	34,000	21,181
Hunan Valin Steel Co. Ltd., Class A	20,400	21,896
Hutchmed China Ltd., ADR(a)	3,128	93,058
HUYA Inc., ADR(a)(c)	3,468	53,060
Iflytek Co. Ltd., Class A	6,829	66,813
I-Mab, ADR(a)	1,249	101,256
Industrial & Commercial Bank of China Ltd., Class A	136,000	111,460
Industrial & Commercial Bank of China Ltd., Class H	2,121,050	1,392,489
Industrial Bank Co. Ltd., Class A	47,600	173,041
Industrial Securities Co. Ltd., Class A	34,000	59,334
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	108,800	28,108
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	47,600	42,287
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	20,400	130,123
Innovent Biologics Inc.(a)(b)	45,500	550,689
Inspur Electronic Information Industry Co. Ltd., Class A	9,483	43,653
iQIYI Inc., ADR(a)	10,560	150,586
JD Health International Inc.(a)(b)	13,600	180,808
JD.com Inc., ADR(a)	33,533	2,479,430
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,800	85,324
Jiangsu Hengrui Medicine Co. Ltd., Class A	13,640	185,312
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	4,600	157,630
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	34,000	36,528
Jiangsu Zhongtian Technology Co. Ltd., Class A	13,600	22,672
Jiangxi Copper Co. Ltd., Class H	59,000	139,780
Jiangxi Zhengbang Technology Co. Ltd., Class A	13,600	27,049
Jinke Properties Group Co. Ltd., Class A	13,600	12,895
Jinxin Fertility Group Ltd.(b)	66,000	190,149
Jiumaojiu International Holdings Ltd.(a)(b)	28,000	110,923
JOYY Inc., ADR	2,198	169,136
Kaisa Group Holdings Ltd.	136,000	62,583
KE Holdings Inc., ADR(a)	14,060	729,573
Kingboard Holdings Ltd.	34,000	180,917
Kingboard Laminates Holdings Ltd.	34,000	72,573
Kingdee International Software Group Co. Ltd.(c)	100,000	406,362
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	2,380	92,963
Kingsoft Corp. Ltd.	34,000	229,395
Kuaishou Technology(a)(b)	10,500	263,187
Kunlun Energy Co. Ltd.	136,000	102,709
Kweichow Moutai Co. Ltd., Class A	2,900	1,012,280
KWG Group Holdings Ltd.	68,000	104,632
Lee & Man Paper Manufacturing Ltd.	68,000	59,340
Lenovo Group Ltd.	272,000	326,248
Lens Technology Co. Ltd., Class A	13,600	62,464
Lepu Medical Technology Beijing Co. Ltd., Class A	6,800	35,598
Li Auto Inc., ADR(a)	19,041	443,655
Li Ning Co. Ltd.	92,000	863,007
Lingyi iTech Guangdong Co., Class A	34,000	45,639
Logan Group Co. Ltd.	68,000	109,328

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Longfor Group Holdings Ltd.(b)	68,000	$398,080
LONGi Green Energy Technology Co. Ltd., Class A	9,800	157,679
Lufax Holding Ltd., ADR(a)	9,792	119,364
Luxshare Precision Industry Co. Ltd., Class A	20,902	128,303
Luzhou Laojiao Co. Ltd., Class A	4,600	199,220
Mango Excellent Media Co. Ltd., Class A	6,800	79,078
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	11,553	21,185
Meituan, Class B(a)(b)	139,900	5,435,950
Metallurgical Corp. of China Ltd., Class A	74,800	35,676
Microport Scientific Corp.(c)	25,000	209,155
Midea Group Co. Ltd., Class A	6,800	86,718
Ming Yuan Cloud Group Holdings Ltd.(a)	15,000	78,394
Minth Group Ltd.	32,000	136,368
Momo Inc., ADR	7,117	99,852
Muyuan Foods Co. Ltd., Class A	8,770	122,989
NanJi E-Commerce Co. Ltd., Class A	13,600	21,830
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,950	13,129
Nanjing Securities Co. Ltd., Class A	13,600	20,156
NARI Technology Co. Ltd., Class A	13,600	66,609
NavInfo Co. Ltd., Class A	20,308	44,810
NetEase Inc., ADR	15,594	1,839,000
New China Life Insurance Co. Ltd., Class A	6,800	54,521
New China Life Insurance Co. Ltd., Class H	27,200	101,824
New Hope Liuhe Co. Ltd., Class A	13,600	32,590
New Oriental Education & Technology Group Inc., ADR(a)	59,224	605,862
Nine Dragons Paper Holdings Ltd.	68,000	102,612
NIO Inc., ADR(a)	50,184	1,938,106
Noah Holdings Ltd., ADR(a)	1,360	61,989
Nongfu Spring Co. Ltd., Class H(a)(b)	15,600	92,271
Offcn Education Technology Co. Ltd., Class A	6,800	26,629
Offshore Oil Engineering Co. Ltd., Class A	13,624	9,423
OFILM Group Co. Ltd., Class A	6,800	9,369
Orient Securities Co. Ltd., Class A	34,000	56,787
Pacific Securities Co. Ltd. (The), Class A(a)	27,200	15,709
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	34,000	12,424
People’s Insurance Co. Group of China Ltd. (The), Class A	39,400	38,176
People’s Insurance Co. Group of China Ltd. (The), Class H	136,000	50,294
Perfect World Co. Ltd., Class A	10,050	33,687
PetroChina Co. Ltd., Class A	34,000	24,705
PetroChina Co. Ltd., Class H	816,000	333,680
Pharmaron Beijing Co. Ltd., Class H(b)	6,800	162,775
PICC Property & Casualty Co. Ltd., Class H	272,322	260,188
Pinduoduo Inc., ADR(a)	17,055	2,129,828
Ping An Bank Co. Ltd., Class A	47,600	181,215
Ping An Healthcare and Technology Co. Ltd.(a)(b)	21,000	246,309
Ping An Insurance Group Co. of China Ltd., Class A	27,300	308,509
Ping An Insurance Group Co. of China Ltd., Class H	238,500	2,592,895
Poly Developments and Holdings Group Co. Ltd., Class A	34,000	72,321
Postal Savings Bank of China Co. Ltd., Class H(b)	340,000	245,037
Power Construction Corp. of China Ltd., Class A	40,800	25,038
RiseSun Real Estate Development Co. Ltd., Class A	34,000	33,624
RLX Technology Inc., ADR(a)(c)	6,052	68,448
Rongsheng Petrochemical Co. Ltd., Class A	20,400	84,890
Security	Shares	Value

China (continued)
SAIC Motor Corp. Ltd., Class A	13,600	$43,370
Sanan Optoelectronics Co. Ltd., Class A	13,694	59,681
Sany Heavy Industry Co. Ltd., Class A	20,453	97,630
SDIC Capital Co. Ltd., Class A	27,200	59,452
SDIC Power Holdings Co. Ltd., Class A	27,299	41,433
Sealand Securities Co. Ltd., Class A	54,500	38,088
Seazen Group Ltd.	148,000	170,090
Seazen Holdings Co. Ltd., Class A	6,800	51,948
SF Holding Co. Ltd., Class A	7,200	78,846
Shaanxi Coal Industry Co. Ltd., Class A	42,005	78,545
Shandong Gold Mining Co. Ltd., Class A	9,280	31,231
Shandong Gold Mining Co. Ltd., Class H(b)	34,000	74,631
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,840	39,041
Shandong Nanshan Aluminum Co. Ltd., Class A	68,000	43,035
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	124,000	273,773
Shanghai Baosight Software Co. Ltd., Class A	6,800	71,090
Shanghai Construction Group Co. Ltd., Class A	61,200	28,003
Shanghai Electric Group Co. Ltd., Class A(a)	68,000	49,317
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	23,000	191,417
Shanghai International Port Group Co. Ltd., Class A	54,400	40,143
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	54,476	47,283
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	13,600	49,705
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	20,400	46,119
Shanghai Pudong Development Bank Co. Ltd., Class A	54,400	87,866
Shanghai RAAS Blood Products Co. Ltd., Class A	39,400	47,418
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	13,600	30,641
Shanxi Coking Coal Energy Group Co. Ltd., Class A	17,500	18,632
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	14,852	24,230
Shanxi Meijin Energy Co. Ltd., Class A(a)	27,200	32,072
Shanxi Securities Co. Ltd., Class A	19,060	21,202
Shanxi Taigang Stainless Steel Co. Ltd., Class A	40,800	42,456
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,900	211,520
Shenergy Co. Ltd., Class A	47,600	45,599
Shengyi Technology Co. Ltd., Class A	6,800	24,499
Shenwan Hongyuan Group Co. Ltd., Class A	108,894	82,070
Shenzhen Energy Group Co. Ltd., Class A	15,020	28,002
Shenzhen Inovance Technology Co. Ltd., Class A	8,098	125,734
Shenzhen International Holdings Ltd.	34,000	51,719
Shenzhen Investment Ltd.	136,000	48,315
Shenzhen Kaifa Technology Co. Ltd., Class A	6,800	19,225
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,100	235,871
Shenzhen Overseas Chinese Town Co. Ltd., Class A	27,200	35,671
Shenzhou International Group Holdings Ltd.	34,000	875,289
Shimao Group Holdings Ltd.	34,000	96,452
Sichuan Chuantou Energy Co. Ltd., Class A	21,605	39,900
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,800	23,764
Sino Biopharmaceutical Ltd.	425,000	477,613
Sinolink Securities Co. Ltd., Class A	9,000	19,036
Sinopec Shanghai Petrochemical Co. Ltd., Class A	27,200	15,607
Sinopharm Group Co. Ltd., Class H	54,400	184,952
Sinotrans Ltd., Class A	40,800	29,524

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinotruk Hong Kong Ltd.	34,000	$79,615
Smoore International Holdings Ltd.(b)	46,000	329,195
Songcheng Performance Development Co. Ltd., Class A	12,480	34,786
SooChow Securities Co. Ltd., Class A	19,240	26,539
Southwest Securities Co. Ltd., Class A	68,000	52,419
SSY Group Ltd.	136,000	90,400
Sun Art Retail Group Ltd.	68,000	51,616
Sunac China Holdings Ltd.	115,000	424,375
Sunac Services Holdings Ltd.(a)(b)	24,000	75,107
Suning.com Co. Ltd., Class A	27,200	29,113
Sunny Optical Technology Group Co. Ltd.	27,300	695,345
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,800	19,424
TAL Education Group, ADR(a)	15,844	633,285
TBEA Co. Ltd., Class A	13,600	25,543
TCL Technology Group Corp., Class A	40,800	51,900
Tencent Holdings Ltd.	223,300	17,965,710
Tencent Music Entertainment Group, ADR(a)	25,773	405,667
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	13,600	61,636
Tianma Microelectronics Co. Ltd., Class A	13,600	29,600
Tianshui Huatian Technology Co. Ltd., Class A	27,200	54,823
Tingyi Cayman Islands Holding Corp.	96,000	182,319
Tongcheng-Elong Holdings Ltd.(a)	27,200	73,501
TongFu Microelectronics Co. Ltd., Class A(a)	6,800	20,973
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	6,800	13,292
Tongling Nonferrous Metals Group Co. Ltd., Class A	74,800	34,027
Tongwei Co. Ltd., Class A	13,695	86,664
Topsports International Holdings Ltd.(b)	68,000	103,494
Transfar Zhilian Co. Ltd., Class A	13,600	13,818
TravelSky Technology Ltd., Class H	57,000	123,409
Trip.com Group Ltd., ADR(a)	19,448	813,899
Tsingtao Brewery Co. Ltd., Class H	22,000	240,391
Uni-President China Holdings Ltd.	68,000	73,453
Unisplendour Corp. Ltd., Class A	9,280	29,451
Venus MedTech Hangzhou Inc., Class H(a)(b)	8,500	78,258
Vipshop Holdings Ltd., ADR(a)	17,340	401,074
Walvax Biotechnology Co. Ltd., Class A	6,800	75,124
Wanhua Chemical Group Co. Ltd., Class A	7,500	128,352
Want Want China Holdings Ltd.	136,000	101,116
Weibo Corp., ADR(a)	2,438	123,948
Weichai Power Co. Ltd., Class A	15,600	43,768
Weichai Power Co. Ltd., Class H	68,100	153,095
Weimob Inc.(a)(b)	68,000	155,725
Wens Foodstuffs Group Co. Ltd., Class A	16,440	36,134
Western Securities Co. Ltd., Class A	40,800	56,602
Wharf Holdings Ltd. (The)	68,000	234,741
Will Semiconductor Co. Ltd. Shanghai, Class A	2,000	94,931
Wingtech Technology Co. Ltd., Class A	3,000	41,373
Winning Health Technology Group Co. Ltd., Class A	6,850	17,869
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	6,800	25,907
Wuliangye Yibin Co. Ltd., Class A	10,300	511,395
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,600	32,818
WuXi AppTec Co. Ltd., Class A	3,440	90,551
WuXi AppTec Co. Ltd., Class H(b)	16,387	350,586
Wuxi Biologics Cayman Inc., New(a)(b)	131,500	2,056,741
XCMG Construction Machinery Co. Ltd., Class A	46,000	48,543
Xiamen C & D Inc., Class A	13,600	17,688
Xiaomi Corp., Class B(a)(b)	557,600	2,105,481
Security	Shares	Value

China (continued)
Xinhu Zhongbao Co. Ltd., Class A	27,200	$13,471
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	20,453	39,384
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	27,834	47,444
Xinyi Solar Holdings Ltd.	186,000	333,705
XPeng Inc., ADR(a)	13,039	418,943
Yadea Group Holdings Ltd.(b)	52,000	115,866
Yango Group Co. Ltd., Class A	13,600	11,914
Yanzhou Coal Mining Co. Ltd., Class H	58,000	77,363
Yihai International Holding Ltd.	19,000	151,973
Yonghui Superstores Co. Ltd., Class A	27,293	24,554
Yonyou Network Technology Co. Ltd., Class A	11,330	64,684
Yuexiu Property Co. Ltd.	272,000	67,611
Yum China Holdings Inc.	16,388	1,108,484
Yunda Holding Co. Ltd., Class A	8,930	20,227
Yunnan Baiyao Group Co. Ltd., Class A	6,820	134,790
Yutong Bus Co. Ltd., Class A	6,800	14,210
Zai Lab Ltd., ADR(a)	3,060	543,640
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	84,608
Zhaojin Mining Industry Co. Ltd., Class H	34,000	36,700
Zhejiang Chint Electrics Co. Ltd., Class A	6,800	34,431
Zhejiang Dahua Technology Co. Ltd., Class A	13,600	49,497
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,800	46,112
Zhejiang Juhua Co. Ltd., Class A	22,600	35,402
Zhejiang Longsheng Group Co. Ltd., Class A	13,600	30,443
Zhejiang NHU Co. Ltd., Class A	9,636	48,437
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	15,730	55,236
Zhenro Properties Group Ltd.	68,000	43,284
Zheshang Securities Co. Ltd., Class A	13,600	28,465
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	20,400	105,071
Zhongjin Gold Corp. Ltd., Class A	13,600	20,874
Zhongsheng Group Holdings Ltd.	27,500	236,522
Zhuzhou CRRC Times Electric Co. Ltd., Class H	20,400	98,986
Zijin Mining Group Co. Ltd., Class A	27,200	48,219
Zijin Mining Group Co. Ltd., Class H	253,000	396,756
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	33,400	56,582
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	27,200	32,802
ZTE Corp., Class A	6,800	33,677
ZTE Corp., Class H	27,248	74,514
ZTO Express Cayman Inc., ADR.	16,252	521,527
		125,582,128
Cyprus — 0.2%
Ozon Holdings PLC, ADR(a)	1,572	83,654
TCS Group Holding PLC, GDR	4,632	348,325
		431,979
India — 17.8%
ACC Ltd.	3,502	95,846
Adani Enterprises Ltd.(a)	8,295	150,575
Adani Green Energy Ltd.(a)	15,436	270,190
Adani Ports & Special Economic Zone Ltd.(a)	20,400	216,394
Adani Total Gas Ltd.(a)	8,151	151,456
Adani Transmission Ltd.(a)	8,456	171,917

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Ambuja Cements Ltd.	22,304	$100,715
Apollo Hospitals Enterprise Ltd.	3,672	161,315
Asian Paints Ltd.	14,166	581,550
Aurobindo Pharma Ltd.	10,540	145,526
Avenue Supermarts Ltd.(a)(b)	6,392	270,707
Axis Bank Ltd.(a)	87,764	905,403
Bajaj Auto Ltd.(a)	2,788	160,979
Bajaj Finance Ltd.(a)	10,557	819,571
Bajaj Finserv Ltd.(a)	1,496	243,873
Balkrishna Industries Ltd.	4,341	131,670
Bandhan Bank Ltd.(a)(b)	26,388	111,672
Berger Paints India Ltd.	10,132	112,632
Bharat Electronics Ltd.	47,004	94,080
Bharat Forge Ltd.(a)	10,744	99,982
Bharat Petroleum Corp. Ltd.	32,776	213,338
Bharti Airtel Ltd.	92,766	685,475
Biocon Ltd.(a)	17,136	91,819
Britannia Industries Ltd.	3,808	180,934
Cholamandalam Investment and Finance Co. Ltd.	15,819	119,670
Cipla Ltd.(a)	19,380	253,128
Coal India Ltd.	43,462	88,553
Colgate-Palmolive India Ltd.	4,148	98,547
Container Corp. of India Ltd.	10,404	97,865
Dabur India Ltd.	19,856	148,470
Divi’s Laboratories Ltd.(a)	5,100	294,298
DLF Ltd.	30,396	120,891
Dr. Reddy’s Laboratories Ltd.	4,488	327,657
Eicher Motors Ltd.(a)	5,100	187,450
GAIL India Ltd.	58,140	128,509
Godrej Consumer Products Ltd.(a)	13,464	159,475
Grasim Industries Ltd.	10,485	212,254
Havells India Ltd.	8,840	125,724
HCL Technologies Ltd.	40,677	530,566
HDFC Asset Management Co. Ltd.(b)	2,380	97,302
HDFC Life Insurance Co. Ltd.(a)(b)	30,124	276,334
Hero MotoCorp Ltd.	4,760	197,092
Hindalco Industries Ltd.	53,362	289,776
Hindustan Petroleum Corp. Ltd.	27,472	105,720
Hindustan Unilever Ltd.	31,824	1,027,418
Housing Development Finance Corp. Ltd.	65,980	2,319,100
ICICI Bank Ltd.(a)	202,311	1,854,610
ICICI Lombard General Insurance Co. Ltd.(b)	8,704	177,032
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	14,212	108,773
Indian Oil Corp. Ltd.	65,766	99,169
Indraprastha Gas Ltd.	12,172	88,636
Indus Towers Ltd.	26,588	88,903
Info Edge India Ltd.(a)	3,264	196,305
Infosys Ltd.	132,219	2,541,174
InterGlobe Aviation Ltd.(a)(b)	4,760	114,990
Ipca Laboratories Ltd.	3,035	86,667
ITC Ltd.	101,342	303,184
JSW Steel Ltd.	33,864	332,584
Jubilant Foodworks Ltd.(a)	2,856	122,562
Kotak Mahindra Bank Ltd.(a)	21,488	535,162
Larsen & Toubro Infotech Ltd.(b)	2,100	114,309
Larsen & Toubro Ltd.	25,228	511,716
Lupin Ltd.	8,160	137,121
Mahindra & Mahindra Ltd.	32,368	360,892
Marico Ltd.	17,748	116,570
Maruti Suzuki India Ltd.	4,794	467,567
Security	Shares	Value

India (continued)
Motherson Sumi Systems Ltd.(a)	48,960	$162,006
MRF Ltd.	77	88,811
Muthoot Finance Ltd.	6,319	114,895
Nestle India Ltd.	1,224	297,646
NTPC Ltd.	163,132	248,704
Oil & Natural Gas Corp. Ltd.	96,560	151,159
Page Industries Ltd.	204	86,696
Petronet LNG Ltd.	36,380	121,465
PI Industries Ltd.	4,173	150,519
Pidilite Industries Ltd.(a)	5,848	169,157
Piramal Enterprises Ltd.	4,556	113,850
Power Grid Corp. of India Ltd.	87,652	272,905
REC Ltd.	33,796	68,058
Reliance Industries Ltd.	110,680	3,285,870
SBI Cards & Payment Services Ltd.	7,233	104,103
SBI Life Insurance Co. Ltd.(b)	16,864	226,815
Shree Cement Ltd.(a)	408	155,615
Shriram Transport Finance Co. Ltd.	7,480	146,843
Siemens Ltd.	3,060	88,189
State Bank of India(a)	69,564	407,126
Sun Pharmaceutical Industries Ltd.	33,728	310,722
Tata Consultancy Services Ltd.	35,471	1,547,221
Tata Consumer Products Ltd.	24,140	220,893
Tata Motors Ltd.(a)	63,027	276,595
Tata Steel Ltd.	24,412	379,477
Tech Mahindra Ltd.	26,044	368,015
Titan Co. Ltd.	12,580	276,248
Torrent Pharmaceuticals Ltd.	1,972	74,632
Trent Ltd.	8,520	100,633
UltraTech Cement Ltd.	3,876	357,823
United Spirits Ltd.(a)	10,812	91,526
UPL Ltd.	19,788	222,498
Vedanta Ltd.	44,765	169,083
Wipro Ltd.	54,401	404,490
Yes Bank Ltd.(a)	633,645	117,900
		33,109,532
Russia — 5.4%
Alrosa PJSC.	99,960	159,966
Gazprom PJSC	463,084	1,644,976
Inter RAO UES PJSC	1,564,000	107,991
LUKOIL PJSC	16,116	1,317,700
Magnit PJSC, GDR	12,444	190,020
Mail.Ru Group Ltd., GDR(a)	4,284	97,722
MMC Norilsk Nickel PJSC	2,448	880,246
Mobile TeleSystems PJSC, ADR.	15,708	143,257
Moscow Exchange MICEX-RTS PJSC	59,160	135,774
Novatek PJSC, GDR.	3,604	717,456
Novolipetsk Steel PJSC	56,440	201,489
PhosAgro PJSC, GDR	5,268	107,783
Polymetal International PLC	13,316	315,772
Polyus PJSC	1,300	281,412
Rosneft Oil Co. PJSC	46,242	334,629
Sberbank of Russia PJSC	419,830	1,773,686
Severstal PAO	7,956	182,774
Surgutneftegas PJSC	258,410	128,166
Tatneft PJSC	53,263	361,143
VTB Bank PJSC	142,800,001	94,848
X5 Retail Group NV, GDR	3,808	115,449

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security		Shares/ Par	Value

Russia (continued)
Yandex NV, Class A(a)		12,036	$809,511
			10,101,770

Total Common Stocks — 97.4%
(Cost: $149,879,394)		.	181,679,443

Preferred Stocks

Brazil — 2.2%
Alpargatas SA, Preference Shares, NVS		9,112	82,681
Banco Bradesco SA, Preference Shares, NVS		188,259	956,522
Bradespar SA, Preference Shares, NVS		7,913	108,119
Braskem SA, Class A, Preference Shares, NVS		7,322	70,344
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS		4,846	40,522
Cia. Energetica de Minas Gerais, Preference Shares, NVS		39,612	103,215
Cia. Paranaense de Energia, Preference Shares, NVS		39,644	48,531
Gerdau SA, Preference Shares, NVS		44,812	283,057
Itau Unibanco Holding SA, Preference Shares, NVS		187,532	1,062,934
Itausa SA, Preference Shares, NVS		169,540	353,283
Lojas Americanas SA, Preference Shares, NVS		30,542	116,561
Petroleo Brasileiro SA, Preference Shares, NVS		185,598	956,889
			4,182,658
Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS		265,200	168,607

Total Preferred Stocks — 2.3%
(Cost: $2,981,657)			4,351,265

Corporate Bonds & Notes

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (d)	INR	120,292	1,661

Total Corporate Bonds & Notes — 0.0%
(Cost: $1,653)			1,661
Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	2,102,244	$2,103,505

Total Short-Term Investments — 1.1%
(Cost: $2,102,453)		2,103,505

Total Investments in Securities — 100.8%
(Cost: $154,965,157)		188,135,874

Other Assets, Less Liabilities — (0.8)%		(1,530,738)

Net Assets — 100.0%		$186,605,136

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,656,562	$—	$(551,109	)(a)	$(916)	$(1,032)	$2,103,505	2,102,244	$18,014	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	960,000	—	(960,000	)(a)	—	—	—	—	999		—
					$(916)	$(1,032)	$2,103,505		$19,013		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	2	06/18/21	$120	$47
MSCI Emerging Markets E-Mini Index	2	06/18/21	136	224
				$271

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,301,263	$139,198,902	$179,278	$181,679,443
Preferred Stocks	4,182,658	168,607	—	4,351,265
Corporate Bonds & Notes	—	—	1,661	1,661
Money Market Funds	2,103,505	—	—	2,103,505
	$48,587,426	$139,367,509	$180,939	$188,135,874
Derivative financial instruments(a)
Assets
Futures Contracts	$271	$—	$—	$271

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

Currency Abbreviations

INR	Indian Rupee